SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
SHARE CAPITAL

NOTE 12 – SHARE CAPITAL

Common shares authorized, issued and related contributed capital by controlling shareholders as of December 31, 2023, 2022 and 2021 were as follows

In Thousands of US Dollars and shares
Description	2023	2022	2021
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding:
Number of common shares	93,540	90,515	85,546
Dollars	$173,816	$171,671	$165,061

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

Common Stock

On August 9, 2023, the company entered into an agreement with an investor in a private placement of US $2.0 million for 2 million shares at a combined purchase price of $1.00 per share with 500,000 warrants. The investor warrants have an excise price of $2.00 per share, are immediately excisable and will expire 6 years from the effective date. The investment comes from James Robinson, a long-term shareholder of Nymox and a distinguished member of the Board of Directors of the Company. The funds will be used for general corporate purposes.

On January 1, 2023, issued 750,000 to Paul Averback as compensation earned and recorded in 2022, but issued in 2023.

On March 13, 2023, issued 100,000 shares to C. Riley for compensation valued at $35,000

On August 9, 2023 issued 1,000,000 shares to J. Robinson for the Notes payable converted, the amount of the Notes payable being $1,000,000, and another 1,000,000 for stock subscription price of $1 per share

On November 21, 2023, the company announced it has entered into a definitive agreement with an investor in a private placement of 175,000 shares of common stock at a purchase price of $1.00 per share for gross proceeds of approximately $175,000 before deducting fees and other estimated offering expenses.

The private placement was completed on December 5, 2023, and the company raised $150,000 after deducting fees and other offering expense.